Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Bitfarms Ltd.
Entity Central Index Key	0001812477
Entity File Number	001-40370
Entity Primary SIC Number	6199
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1T4
Entity Phone Fax Numbers [Line Items]
City Area Code	(647)
Local Phone Number	259-1790
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	BITF
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	479,332,885
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Entity Phone Fax Numbers [Line Items]
City Area Code	(800)
Local Phone Number	221-0102